ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable
SCHEDULE OF ACCOUNTS RECEIVABLE
	June 30, 2025	December 31, 2024
Trades receivables	$111,108	$113,422
Income tax advances	38,005	66,444
Interest receivable	220,695	134,823
Due from shareholders	1,110	1,025
	$370,918	$315,714